CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue	$ 39,898	¥ 250,266	¥ 158,273	¥ 101,143
Cost of revenue	(17,065)	(107,044)	(59,483)	(34,355)
Product development expenses	(3,628)	(22,754)	(17,060)	(13,788)
Sales and marketing expenses	(4,352)	(27,299)	(16,314)	(11,307)
General and administrative expenses	(2,589)	(16,241)	(12,239)	(9,205)
Amortization of intangible assets	(1,135)	(7,120)	(5,122)	(2,931)
Impairment of goodwill	(79)	(494)	0	(455)
Income from operations	11,050	69,314	48,055	29,102
Interest and investment income, net	4,862	30,495	8,559	52,254
Interest expense	(568)	(3,566)	(2,671)	(1,946)
Other income, net	663	4,160	6,086	2,058
Income before income tax and share of results of equity investees	16,007	100,403	60,029	81,468
Income tax expenses	(2,901)	(18,199)	(13,776)	(8,449)
Share of results of equity investees	(3,315)	(20,792)	(5,027)	(1,730)
Net income	9,791	61,412	41,226	71,289
Net loss attributable to noncontrolling interests	427	2,681	2,449	171
Net income attributable to Alibaba Group Holding Limited	10,218	64,093	43,675	71,460
Accretion of mezzanine equity	(17)	(108)
Net income attributable to ordinary shareholders	$ 10,201	¥ 63,985	¥ 43,675	¥ 71,460
Earnings per share/ADS attributable to ordinary shareholders
Basic | (per share)	$ 4.00	¥ 25.06	¥ 17.52	¥ 29.07
Diluted | (per share)	$ 3.91	¥ 24.51	¥ 16.97	¥ 27.89
Weighted average number of shares/ADSs used in computing earnings per share/ADS (million shares)
Basic	2,553	2,553	2,493	2,458
Diluted	2,610	2,610	2,573	2,562